DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Statement of operations for the discontinued operations

The following table presents the statement of operations for the discontinued operations of the IMG College business for the year ended December 31, 2018 (in thousands):

Year Ended December 31, 2018
Revenue	$525,292
Operating expenses:
Direct operating costs	371,613
Selling, general and administrative expenses(1)	136,808
Depreciation and amortization	25,561

Total operating expenses	533,982

Operating loss	(8,690)
Other (expense) income:
Interest expense, net(2)	(6,311)
Other income, net	258
Equity earnings of affiliates, net of tax	3,898

Loss from discontinued operations before income taxes	(10,845)
Gain on sale of discontinued operations	729,345
Provision for income taxes	23,502

Income from discontinued operations, net of tax	694,998
Income attributable to non-controlling interests	440

Income from discontinued operations	$694,558

(1)	Selling general and administrative expenses include transaction costs related to the merger of $42.8 million for the year ended December 31, 2018.
(2)

Interest expense net includes interest expense related to the payment of $112.0 million made under the Company’s 2014 Credit Facilities in connection with the merger. Total interest costs were determined using the average effective interest rate under the 2014 Credit Facilities and were $6.2 million for the year ended December 31, 2018.